Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Guarantees
Maturity less than 1 year	SFr 38,924	SFr 34,538
Maturity greater than 1 year	12,454	20,231
Total gross amount	51,378	54,769
Total net amount	50,273	53,656
Carrying value	1,290	905
Collateral received	8,006	8,323
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,092	2,908
Maturity greater than 1 year	1,113	1,479
Total gross amount	3,205	4,387
Total net amount	2,976	4,178
Carrying value	9	24
Collateral received	1,726	1,727
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,381	4,201
Maturity greater than 1 year	2,450	2,613
Total gross amount	6,831	6,814
Total net amount	5,958	5,915
Carrying value	87	75
Collateral received	2,897	3,104
Derivatives
Guarantees
Maturity less than 1 year	28,754	23,528
Maturity greater than 1 year	7,474	14,661
Total gross amount	36,228	38,189
Total net amount	36,228	38,189
Carrying value	1,158	755
Other guarantees
Guarantees
Maturity less than 1 year	3,697	3,901
Maturity greater than 1 year	1,417	1,478
Total gross amount	5,114	5,379
Total net amount	5,111	5,374
Carrying value	36	51
Collateral received	SFr 3,383	SFr 3,492